COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS
Capitalized interest	$ 1,000	$ 1,200	$ 3,022	$ 1,091	$ 1,747